ACQUIRED INTANGIBLE ASSETS, NET	12 Months Ended
Sep. 30, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets Disclosure [Text Block]
11.	ACQUIRED INTANGIBLE ASSETS, NET

Acquired intangible assets, net consist of the following:

	September 30,
	2013	2014
	RMB	RMB

Technology rights for licensed seeds	80,602	96,601
Distribution network	6,739	6,739
Others	4,976	6,416
	92,317	109,756
Accumulated amortization	(64,886)	(70,551)
Impairment provision	(4,314)	(4,314)
Acquired intangible assets, net	23,117	34,891

Amortization expenses for the years ended September 30, 2012, 2013 and 2014 were RMB5,846 RMB4,960  and RMB 5,665, respectively.

No impairment provision has been charged for the years ended September 30, 2012, 2013 and 2014.

Amortization expense on these intangible assets for each of the next five years is as follows:

Year ending September 30,	RMB

2015	5,937
2016	5,474
2017	4,545
2018	4,228
2019	2,511

Total	22,695

The Company enters into technology transfer and usage agreements with strategic partners and pays up-front fees for the exclusive rights to certain seed technologies. Technology rights are amortized over an average usage period of 5 years and are charged to general and administrative expenses.